Equity-Based Compensation	12 Months Ended
Dec. 31, 2011
Equity-Based Compensation [Abstract]
Equity-Based Compensation

9. Equity-Based Compensation

Holdings’ Equity Incentive Units

On January 4, 2010, certain members of senior management purchased 3,650 Class A Preferred Units and 3,650 Class A Common Units. The Company loaned the members of management the funds necessary to purchase these units pursuant to a three year recourse secured note bearing interest at 8% annually. Since these units contained certain repurchase provisions, they were accounted for as liability awards. The Company also issued 1,000 Class B Preferred Units and 19,000 Class B Common Units to senior management which only vest upon the occurrence of a certain qualified change in control. Accordingly, at December 31, 2010 none of the Class B Preferred Units and none of the Class B Common Units held by management were vested. The fair value of management’s Class A Preferred Units and Class A Common Units at December 31, 2010 was approximately $0.6 million. The fair value of management’s Class B Preferred Units and Class B Common Units at December 31, 2010 was approximately $5.9 million. There were no cancellations and no forfeitures on: (1) the Class A Preferred Units; (2) the Class A Common Units; (3) the Class B Preferred Units; and (4) the Class B Common Units. On April 1, 2011, in connection with the acquisition of YFCS, the vesting of the Class B Preferred Units and Class B Common Units was accelerated. The Class A Preferred Units, Class A Common Units, Class B Preferred Units, and Class B Common Units were exchanged for 5,650 new Class A units, 5,650 new Class B units, and $0.9 million in cash. As a result of the modification of the awards to accelerate the vesting, the Company recognized approximately $6.1 million of equity-based compensation expense on April 1, 2011. The fair value of the units and the recognized compensation expense were determined based on approximately $36.0 million of contemporaneous cash investments from Waud Capital Partners or its affiliates and approximately $16.5 million of contemporaneous cash investments from new members of Acadia’s management on April 1, 2011.

On April 1, 2011, Holdings issued Class C Units and Class D Units (the “Management Incentive Units”) to certain members of management. Under the terms of the limited liability company agreement, the Management Incentive Units do not have value until certain performance targets are met. The Class C Units vest evenly over a five-year period on each of the first five anniversaries from the date of issuance and the Class D Units were immediately vested at the date of issuance. The Management Incentive Units contain certain repurchase provisions requiring such to be accounted for as liability awards. The estimated fair value of the Management Incentive Units of $13.7 million was recorded as equity-based compensation expense during the second quarter ended June 30, 2011 and was based on various factors, including the value implied by the PHC acquisition and analyses of relevant EBITDA multiples as supported by guideline companies. We recorded an adjustment of $2.8 million during the fourth quarter ended December 31, 2011 to reduce the cumulative equity-based compensation expense related to the Management Incentive Units to $10.9 million based on the fair value of the common stock and cash distributed to the unitholders upon the dissolution of Holdings on November 1, 2011.

Equity Incentive Plans

A maximum of 2,700,000 shares of our common stock are authorized for grant as stock options, restricted stock or other share-based compensation under the Acadia Healthcare Company, Inc. 2011 Incentive Compensation Plan (the “Equity Incentive Plan”). Under the Equity Incentive Plan, stock options may be granted for terms of up to ten years. Grants to employees generally vest in annual increments of 25% each year, commencing one year after the date of grant. The exercise prices of stock options are equal to the most recent closing sales prices of our common stock on the date of grant.

On November 1, 2011, pursuant to the terms of our merger agreement with PHC, we issued 302,446 stock options and 90,750 stock warrants as replacements of PHC stock options and warrants outstanding on the acquisition date. Of the PHC replacement awards, 281,604 stock options and all 90,750 stock warrants were vested as of the acquisition date and 20,842 of the stock options will vest over the remaining requisite service period.

Stock option activity during 2011 is as follows (number of options and aggregate intrinsic value in thousands):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2010	—	$—	—	$—
Options granted	54,500	9.40	9.88	33
Options issued in connection with acquisition	302,446	7.36	3.45	964
Options exercised	(7,813)	4.86	N/A	N/A
Options cancelled	(2,312)	7.03	N/A	N/A

Options outstanding at December 31, 2011	346,821	7.74	4.50	947

Options exercisable at December 31, 2011	279,763	$7.54	3.53	$851

Restricted stock activity during 2011 is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at December 31, 2010	—	$—
Granted	138,320	9.40
Cancelled	—	—
Vested	—	—

Unvested at December 31, 2011	138,320	$9.40

The grant-date fair value of our stock options is estimated using the Black-Scholes option pricing model. We recognize expense on all share-based awards on a straight-line basis over the requisite service period of the entire award. The following table summarizes the grant-date fair value of options and the assumptions we used to develop the fair value estimates for options granted during the year ended December 31, 2011:

2011
Weighted average grant-date fair value of options	$3.98
Risk-free interest rate	1.2%
Expected volatility	42%
Expected life (in years)	6.3
Dividend yield	—%

Our estimate of expected volatility for stock options granted in 2011 is based upon the volatility of guideline companies given the lack of sufficient historical trading experience of the Company’s common stock. The risk-free interest rate is the approximate yield on United States Treasury Strips having a life equal to the expected option life on the date of grant. The expected life is an estimate of the number of years an option will be held before it is exercised.

As of December 31, 2011, the unrecognized compensation cost related to nonvested awards was $1.2 million, which is expected to be recognized over a weighted-average period of approximately 1.1 years. The total intrinsic value of options exercised during 2011 was less than $0.1 million.